POST BALANCE SHEET EVENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	13 Months Ended
	Jan. 31, 2024	Feb. 23, 2024	Apr. 30, 2024
ADS Ratio change [Member]
Disclosure of non-adjusting events after reporting period [line items]
ADS trading minimum bid price		$ 1
Acquisition of the CGM assets [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred	$ 12,500
Contingent consideration	$ 20,000
ADS issued	1,800,000
Fair value of the total net assets acquired	$ 6,800
Trading trigger payment	$ 5,000
Trading trigger events description	the (i) the closing price of the Company’s ADSs does not exceed US$7.50 per ADS for at a least 20 consecutive trading days and (ii) the average daily trading volume of the Company’s ADSs does not equal or exceed 20,000 ADSs for 20 consecutive trading days
Partnership Trigger Events Description	50% of the proceeds received by the Company (up to a maximum payment of additional consideration of US$15.0 million) on our entering into certain commercial partnering agreements with certain glucose pump manufacturers in the next 24 months.
Fair value of the total net assets acquired	$ 23,220
Amendment and Restatement of Term Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funding amount	22,000		$ 6,500
Amount used to acquire the CGM assets	12,500
Amount available for development of the CGM	9,500
Additional liquidity recognized	$ 6,500
Secured overnight financing rate (SOFR)	4.00%
Outstanding principal term loan	$ 35,000
Warrants to purchase an additional ADSs	500,000
Exercise price per ADS	$ 2.2
Minimum [Member] | Amendment and Restatement of Term Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Annual borrowing base rate	2.50%
Reduction percentage in the base rate	2.50%
Early repayment penalty description	8% to 7%
Maximum [Member] | Acquisition of the CGM assets [Member]
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration	$ 20,000
Maximum [Member] | Amendment and Restatement of Term Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Annual borrowing base rate	8.75%
Reduction percentage in the base rate	6.25%
Early repayment penalty description	4.0% to 3.5%